Document and Entity Information	0 Months Ended
Jul. 31, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jul. 31, 2014
Registrant Name	Adviser Managed Trust
Central Index Key	0001502608
Amendment Flag	false
Document Creation Date	Oct. 01, 2014
Document Effective Date	Oct. 01, 2014
Prospectus Date	Oct. 01, 2014
Tactical Offensive Equity Fund | Tactical Offensive Equity Fund
Risk/Return:
Trading Symbol	TCOEX
Tactical Offensive Fixed Income Fund | Tactical Offensive Fixed Income Fund
Risk/Return:
Trading Symbol	TCOFX